PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited)

Voya Short Duration Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 48.3%
Basic Materials : 1.7%
757,000  Air Products and
Chemicals, Inc.,
4.300%,
06/11/2028 $ 764,972
0.2
253,000
(1)
Albemarle Corp.,
4.650%,
06/01/2027 254,681
0.1
186,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2026 187,741
0.0
400,000
(2)
Chemours Co., 5.750%,
11/15/2028 389,336
0.1
188,000
(1)
Eastman Chemical Co.,
5.000%,
08/01/2029 191,940
0.1
132,000  Ecolab, Inc., 1.650%,
02/01/2027 129,073
0.0
189,000  Ecolab, Inc., 4.300%,
06/15/2028 191,183
0.1
417,000  EIDP, Inc., 4.500%,
05/15/2026 417,370
0.1
1,200,000
(2)
NOVA Chemicals Corp.,
5.250%,
06/01/2027 1,211,342
0.3
186,000  Nucor Corp., 4.650%,
06/01/2030 190,149
0.1
65,000  Nutrien Ltd., 4.900%,
03/27/2028 66,235
0.0
311,000  Rio Tinto Finance
USA PLC, 4.500%,
03/14/2028 314,915
0.1
176,000  Rio Tinto Finance
USA PLC, 4.875%,
03/14/2030 180,905
0.0
191,000  Sherwin-Williams Co.,
4.300%,
08/15/2028 192,226
0.1
127,000  Sherwin-Williams Co.,
4.500%,
08/15/2030 128,335
0.0
1,520,000  Steel Dynamics, Inc.,
4.000%,
12/15/2028 1,518,736
0.4
6,329,139
1.7
Communications : 4.3%
147,000  Alphabet, Inc., 1.100%,
08/15/2030 129,646
0.0
1,085,000  Alphabet, Inc., 3.875%,
11/15/2028 1,090,435
0.3
650,000  Amazon.com, Inc.,
3.900%,
11/20/2028 652,164
0.2
210,000  AppLovin Corp.,
5.125%,
12/01/2029 215,474
0.1
513,000  AT&T, Inc., 1.700%,
03/25/2026 510,448
0.1
800,000
(2)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.500%,
05/01/2026 801,724
0.2
126,000  Cisco Systems, Inc.,
4.550%,
02/24/2028 128,089
0.0
552,000  Cisco Systems, Inc.,
4.750%,
02/24/2030 567,586
0.1
235,000  Comcast Corp.,
3.400%,
04/01/2030 227,980
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
800,000
(2)
Directv Financing LLC
/ Directv Financing Co-
Obligor, Inc., 5.875%,
08/15/2027 $ 805,144
0.2
800,000
(2)
Match Group Holdings
II LLC, 5.000%,
12/15/2027 801,992
0.2
280,000  Meta Platforms, Inc.,
4.200%,
11/15/2030 280,664
0.1
316,000  Meta Platforms, Inc.,
4.300%,
08/15/2029 319,903
0.1
1,497,000
(2)
NBN Co. Ltd., 1.450%,
05/05/2026 1,484,296
0.4
349,000
(2)
NBN Co. Ltd., 5.750%,
10/06/2028 364,519
0.1
800,000
(2)
Nexstar Media, Inc.,
4.750%,
11/01/2028 794,620
0.2
1,024,000
(2)
NTT Finance Corp.,
4.567%,
07/16/2027 1,033,312
0.3
957,000
(2)
NTT Finance Corp.,
4.620%,
07/16/2028 969,883
0.2
800,000
(2)
Outfront Media Capital
LLC / Outfront Media
Capital Corp., 5.000%,
08/15/2027 804,784
0.2
251,000  Rogers
Communications, Inc.,
5.000%,
02/15/2029 255,858
0.1
775,000
(2)
Sirius XM Radio LLC,
4.000%,
07/15/2028 758,590
0.2
1,147,000  Sprint Capital Corp.,
6.875%,
11/15/2028 1,231,277
0.3
269,000  T-Mobile USA, Inc.,
2.050%,
02/15/2028 258,328
0.1
429,000  T-Mobile USA, Inc.,
2.250%,
02/15/2026 428,035
0.1
249,000  T-Mobile USA, Inc.,
2.625%,
04/15/2026 248,038
0.1
327,000  T-Mobile USA, Inc.,
3.375%,
04/15/2029 318,789
0.1
291,000  T-Mobile USA, Inc.,
4.950%,
03/15/2028 296,587
0.1
395,000  Uber Technologies, Inc.,
4.300%,
01/15/2030 397,757
0.1
16,175,922
4.3
Consumer, Cyclical : 6.4%
1,015,000  Advance Auto
Parts, Inc., 1.750%,
10/01/2027 963,368
0.3
1,950,000
(2)
Alimentation Couche-
Tard, Inc., 4.148%,
09/29/2028 1,952,719
0.5
14,298  American Airlines
Pass Through Trust
2016-1, AA, 3.575%,
07/15/2029 14,159
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
565,000
(2)
American Airlines, Inc./
AAdvantage Loyalty
IP Ltd., 5.750%,
04/20/2029 $ 575,703
0.2
225,000  American Honda
Finance Corp., GMTN,
4.400%,
10/05/2026 225,844
0.1
126,000  American Honda
Finance Corp., GMTN,
4.450%,
10/22/2027 127,174
0.0
195,000
(1)
American Honda
Finance Corp., MTN,
1.300%,
09/09/2026 191,579
0.0
66,000
(2)
BMW US Capital LLC,
1.250%,
08/12/2026 64,967
0.0
618,000
(2)
BMW US Capital LLC,
4.150%,
08/11/2027 620,837
0.2
128,000
(2)
BMW US Capital LLC,
4.500%,
08/11/2030 128,692
0.0
502,000  BorgWarner, Inc.,
4.950%,
08/15/2029 513,821
0.1
940,000
(2)
Cinemark USA, Inc.,
5.250%,
07/15/2028 940,545
0.2
410,000
(2)
Daimler Truck Finance
North America LLC,
5.000%,
01/15/2027 414,068
0.1
1,032,000  Ford Motor Credit
Co. LLC, 4.125%,
08/17/2027 1,024,071
0.3
300,000  Ford Motor Credit
Co. LLC, 5.800%,
03/08/2029 306,627
0.1
500,000  Ford Motor Credit Co.
LLC, GMTN, 4.389%,
01/08/2026 500,035
0.1
255,000  General Motors
Financial Co., Inc.,
4.350%,
01/17/2027 255,592
0.1
123,000  General Motors
Financial Co., Inc.,
5.050%,
04/04/2028 125,378
0.0
192,000  General Motors
Financial Co., Inc.,
5.250%,
03/01/2026 192,155
0.1
415,000  General Motors
Financial Co., Inc.,
5.400%,
04/06/2026 416,480
0.1
300,000  General Motors
Financial Co., Inc.,
5.550%,
07/15/2029 311,218
0.1
250,000  Home Depot, Inc.,
4.875%,
06/25/2027 254,396
0.1
195,000  Honda Motor Co. Ltd.,
2.534%,
03/10/2027 191,858
0.1
127,000  Honda Motor Co. Ltd.,
4.436%,
07/08/2028 128,256
0.0
185,000  Hyatt Hotels Corp.,
5.050%,
03/30/2028 188,471
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
129,000
(2)
Hyundai Capital
America, 1.300%,
01/08/2026 $ 128,940
0.0
975,000
(2)
Hyundai Capital
America, 4.250%,
09/18/2028 975,550
0.3
126,000
(2)
Hyundai Capital
America, 5.650%,
06/26/2026 126,937
0.0
262,000
(2)
Hyundai Capital
America, 5.950%,
09/21/2026 265,452
0.1
128,000  Lowe's Cos., Inc.,
3.350%,
04/01/2027 127,157
0.0
1,365,000  Lowe's Cos., Inc.,
4.000%,
10/15/2028 1,368,128
0.4
192,000  Marriott International,
Inc., 4.200%,
07/15/2027 192,813
0.1
620,000  McDonald's Corp.,
4.400%,
02/12/2031 625,181
0.2
249,000
(2)
Mercedes-Benz Finance
North America LLC,
5.100%,
08/03/2028 255,814
0.1
410,000  MGM Resorts
International, 4.750%,
10/15/2028 409,821
0.1
545,000  MGM Resorts
International, 5.500%,
04/15/2027 550,108
0.1
800,000  Newell Brands, Inc.,
6.375%,
09/15/2027 806,857
0.2
192,000  PACCAR Financial
Corp., 4.000%,
08/08/2028 193,399
0.1
235,000  PACCAR Financial
Corp., 4.000%,
09/26/2029 235,688
0.1
870,000  PACCAR Financial
Corp. R, 4.000%,
11/07/2028 874,363
0.2
1,200,000
(2)
Royal Caribbean
Cruises Ltd., 4.250%,
07/01/2026 1,200,134
0.3
950,000
(2)
Tenneco, Inc., 8.000%,
11/17/2028 953,686
0.3
511,000  Toll Brothers Finance
Corp., 4.350%,
02/15/2028 513,125
0.1
124,000  Toyota Motor Credit
Corp., 5.400%,
11/20/2026 125,773
0.0
230,000  Toyota Motor Credit
Corp., MTN, 4.350%,
10/08/2027 232,388
0.1
186,000  Toyota Motor Credit
Corp. B, 5.000%,
03/19/2027 188,785
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
22,444  United Airlines Pass
Through Trust 20-1, A,
5.875%,
04/15/2029 $ 23,029
0.0
1,200,000
(2)
United Airlines, Inc.,
4.375%,
04/15/2026 1,199,221
0.3
205,000
(2)
Volkswagen Group of
America Finance LLC,
4.550%,
09/11/2028 206,217
0.1
425,000
(2)
Volkswagen Group of
America Finance LLC,
4.950%,
08/15/2029 430,605
0.1
535,000
(2)
Volkswagen Group of
America Finance LLC,
5.300%,
03/22/2027 541,767
0.1
500,000
(2)
Volkswagen Group of
America Finance LLC,
5.650%,
09/12/2028 516,034
0.1
385,000
(2)
Volkswagen Group of
America Finance LLC,
6.450%,
11/16/2030 413,699
0.1
24,308,684
6.4
Consumer, Non-cyclical : 6.1%
192,000  AbbVie, Inc., 3.200%,
05/14/2026 191,599
0.1
280,000  AbbVie, Inc., 3.200%,
11/21/2029 271,612
0.1
491,000  AbbVie, Inc., 4.800%,
03/15/2029 503,158
0.1
800,000
(1)(2)
Acadia Healthcare
Co., Inc., 5.500%,
07/01/2028 796,365
0.2
125,000  Amgen, Inc., 5.150%,
03/02/2028 127,950
0.0
317,000  Astrazeneca Finance
LLC, 4.800%,
02/26/2027 320,611
0.1
800,000
(2)
Avis Budget Car Rental
LLC / Avis Budget
Finance, Inc., 5.750%,
07/15/2027 804,387
0.2
126,000  Becton Dickinson & Co.,
4.693%,
02/13/2028 127,706
0.0
126,000  Cardinal Health, Inc.,
4.700%,
11/15/2026 126,841
0.0
299,000  Cardinal Health, Inc.,
5.000%,
11/15/2029 307,249
0.1
62,000  Cardinal Health, Inc.,
5.125%,
02/15/2029 63,875
0.0
127,000
(2)
Cargill, Inc., 3.625%,
04/22/2027 126,734
0.0
370,000  Cigna Group, 1.250%,
03/15/2026 367,914
0.1
388,000  Cigna Group, 2.375%,
03/15/2031 351,358
0.1
460,000  Cigna Group, 4.500%,
09/15/2030 463,269
0.1
127,000
(2)
CSL Finance PLC,
3.850%,
04/27/2027 126,939
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
368,000  CVS Health Corp.,
5.400%,
06/01/2029 $ 381,316
0.1
760,000
(2)
Darling Ingredients, Inc.,
5.250%,
04/15/2027 762,041
0.2
398,000
(2)
Element Fleet
Management Corp.,
5.643%,
03/13/2027 404,951
0.1
768,000  Eli Lilly & Co., 4.000%,
10/15/2028 773,304
0.2
189,000  Eli Lilly & Co., 4.550%,
02/12/2028 192,380
0.1
247,000  Eli Lilly & Co., 4.750%,
02/12/2030 254,040
0.1
192,000
(2)
EMD Finance LLC,
4.125%,
08/15/2028 192,646
0.1
63,000
(2)
ERAC USA Finance
LLC, 5.000%,
02/15/2029 64,615
0.0
348,000  Gilead Sciences, Inc.,
4.800%,
11/15/2029 358,174
0.1
357,000  GlaxoSmithKline
Capital, Inc., 4.500%,
04/15/2030 363,266
0.1
130,000  Global Payments, Inc.,
1.200%,
03/01/2026 129,402
0.0
706,000  HCA, Inc., 5.875%,
02/01/2029 735,942
0.2
552,000  Hershey Co., 4.750%,
02/24/2030 567,177
0.2
496,000  Humana, Inc., 5.750%,
03/01/2028 511,793
0.1
961,000
(2)
Imperial Brands
Finance PLC, 4.500%,
06/30/2028 968,961
0.3
189,000  Johnson & Johnson,
4.550%,
03/01/2028 192,632
0.1
285,000  Laboratory Corp. of
America Holdings,
4.350%,
04/01/2030 285,529
0.1
190,000
(2)
Mars, Inc., 4.600%,
03/01/2028 192,646
0.1
289,000
(2)
Mars, Inc., 4.800%,
03/01/2030 295,406
0.1
180,000  McKesson Corp.,
4.250%,
09/15/2029 181,248
0.0
293,000  Merck & Co., Inc.,
4.150%,
03/15/2031 292,163
0.1
355,000  Novartis Capital Corp.,
3.800%,
09/18/2029 353,378
0.1
510,000  PepsiCo, Inc., 4.100%,
01/15/2029 512,964
0.1
136,000  PepsiCo, Inc., 4.300%,
07/23/2030 137,458
0.0
870,000  Philip Morris
International, Inc.,
3.875%,
10/27/2028 869,195
0.2
126,000  Philip Morris
International, Inc.,
4.125%,
04/28/2028 126,591
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
267,000  Philip Morris
International, Inc.,
4.875%,
02/13/2029 $ 273,377
0.1
790,000
(2)
Primo Water Holdings,
Inc. / Triton Water
Holdings, Inc., 4.375%,
04/30/2029 769,522
0.2
128,000  Quanta Services, Inc.,
4.300%,
08/09/2028 128,733
0.0
325,000  Quanta Services, Inc.,
4.750%,
08/09/2027 329,164
0.1
126,000  Quest Diagnostics, Inc.,
4.600%,
12/15/2027 127,594
0.0
185,000  RELX Capital, Inc.,
4.750%,
03/27/2030 188,828
0.0
201,000
(2)
Rentokil Terminix
Funding LLC, 5.000%,
04/28/2030 204,589
0.1
365,000
(2)
Roche Holdings, Inc.,
5.338%,
11/13/2028 379,696
0.1
197,000  S&P Global, Inc.,
2.450%,
03/01/2027 193,944
0.1
916,000  S&P Global, Inc.,
2.700%,
03/01/2029 880,738
0.2
247,000  Smith & Nephew PLC,
5.150%,
03/20/2027 249,948
0.1
267,000  Solventum Corp.,
5.400%,
03/01/2029 276,588
0.1
254,000  Stryker Corp., 3.650%,
03/07/2028 252,787
0.1
1,290,000  Stryker Corp., 4.700%,
02/10/2028 1,309,414
0.3
490,000  Tyson Foods, Inc.,
5.400%,
03/15/2029 506,751
0.1
194,000  UnitedHealth Group,
Inc., 2.950%,
10/15/2027 191,418
0.1
295,000  UnitedHealth Group,
Inc., 4.800%,
01/15/2030 302,422
0.1
765,000
(2)
Williams Scotsman
International, Inc.,
4.625%,
08/15/2028 765,289
0.2
523,000  Zimmer Biomet
Holdings, Inc., 5.050%,
02/19/2030 539,585
0.1
64,000  Zoetis, Inc., 4.150%,
08/17/2028 64,367
0.0
23,111,539
6.1
Energy : 2.0%
197,000  Baker Hughes Holdings
LLC / Baker Hughes
Co-Obligor, Inc.,
2.061%,
12/15/2026 193,641
0.1
191,000  Chevron USA, Inc.,
4.050%,
08/13/2028 192,653
0.0
389,000
(1)
Chevron USA, Inc.,
4.300%,
10/15/2030 392,865
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
190,000  Chevron USA, Inc.,
4.475%,
02/26/2028 $ 193,024
0.1
744,000  Chevron USA, Inc.,
4.687%,
04/15/2030 761,374
0.2
715,000
(2)
Civitas Resources, Inc.,
8.375%,
07/01/2028 737,625
0.2
249,000  Diamondback
Energy, Inc., 5.150%,
01/30/2030 256,407
0.1
124,000  Diamondback
Energy, Inc., 5.200%,
04/18/2027 125,855
0.0
189,000  Enbridge, Inc., 4.600%,
06/20/2028 191,151
0.0
190,000  Enterprise Products
Operating LLC, 4.300%,
06/20/2028 191,658
0.0
131,000  Kinder Morgan, Inc.,
1.750%,
11/15/2026 128,642
0.0
196,000  Occidental Petroleum
Corp., 6.625%,
09/01/2030 211,145
0.1
385,000  Ovintiv Exploration, Inc.,
5.375%,
01/01/2026 385,000
0.1
647,000  Pioneer Natural
Resources Co., 1.125%,
01/15/2026 646,326
0.2
730,000
(2)
Sunoco L.P., 7.000%,
05/01/2029 761,792
0.2
650,000  Targa Resources Corp.,
4.350%,
01/15/2029 651,965
0.2
724,524
(2)
Transocean Titan
Financing Ltd., 8.375%,
02/01/2028 740,454
0.2
800,000
(1)(2)
Venture Global
LNG, Inc., 8.125%,
06/01/2028 810,755
0.2
7,572,332
2.0
Financial : 16.0%
130,000  Aflac, Inc., 1.125%,
03/15/2026 129,318
0.0
800,000
(2)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 4.250%,
10/15/2027 798,527
0.2
126,000
(3)
American Express Co.,
5.098%,
02/16/2028 127,500
0.0
1,160,000
(3)
American Express Co.,
5.389%,
07/28/2027 1,169,110
0.3
510,000
(3)
American Express Co.,
5.645%,
04/23/2027 512,493
0.1
445,000  American Tower Corp.,
3.650%,
03/15/2027 443,281
0.1
62,000  American Tower Corp.,
5.250%,
07/15/2028 63,769
0.0
61,000  American Tower Corp.,
5.500%,
03/15/2028 62,790
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
190,000  Aon North America, Inc.,
5.125%,
03/01/2027 $ 192,425
0.1
249,000  Aon North America, Inc.,
5.150%,
03/01/2029 256,250
0.1
482,000  Arthur J Gallagher
& Co., 4.850%,
12/15/2029 493,536
0.1
255,000
(2)
Athene Global Funding,
5.684%,
02/23/2026 255,533
0.1
1,125,000
(2)
Aviation Capital
Group LLC, 5.125%,
04/10/2030 1,142,769
0.3
88,000
(1)(2)
Avolon Holdings
Funding Ltd., 2.528%,
11/18/2027 85,505
0.0
200,000
(3)
Banco Santander SA,
5.538%,
03/14/2030 207,040
0.1
400,000  Banco Santander SA,
5.588%,
08/08/2028 414,988
0.1
196,000
(3)
Bank of America Corp.,
1.734%,
07/22/2027 193,526
0.1
130,000
(3)
Bank of America Corp.,
3.419%,
12/20/2028 128,407
0.0
255,000
(3)
Bank of America Corp.,
3.705%,
04/24/2028 253,956
0.1
132,000
(3)
Bank of America Corp.,
4.376%,
04/27/2028 132,561
0.0
135,000
(3)
Bank of America
Corp., MTN, 2.087%,
06/14/2029 128,820
0.0
197,000
(3)
Bank of America
Corp., MTN, 2.551%,
02/04/2028 193,826
0.1
337,000
(3)
Bank of America
Corp., MTN, 3.194%,
07/23/2030 325,591
0.1
63,000
(3)
Bank of America
Corp., MTN, 3.970%,
03/05/2029 62,911
0.0
1,520,000
(3)
Bank of Montreal,
4.062%,
09/22/2028 1,522,089
0.4
126,000  Bank of Montreal,
5.300%,
06/05/2026 126,762
0.0
186,000
(3)
Bank of New York
Mellon, 4.729%,
04/20/2029 189,084
0.0
98,000
(3)
Bank of New York
Mellon Corp., 4.947%,
04/26/2027 98,322
0.0
432,000
(3)
Barclays PLC, 4.476%,
11/11/2029 434,442
0.1
206,000
(2)
Blackstone Holdings
Finance Co. LLC,
1.625%,
08/05/2028 193,811
0.1
329,000
(2)
Blackstone Holdings
Finance Co. LLC,
2.500%,
01/10/2030 307,966
0.1
315,000  Brown & Brown, Inc.,
4.700%,
06/23/2028 318,882
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
959,000
(2)(3)
CaixaBank SA, 4.634%,
07/03/2029 $ 969,638
0.3
220,000
(2)(3)
CaixaBank SA, 5.673%,
03/15/2030 228,590
0.1
328,000
(2)(3)
CaixaBank SA, 6.684%,
09/13/2027 333,776
0.1
63,000  Camden Property Trust,
4.100%,
10/15/2028 63,270
0.0
62,000
(3)
Canadian Imperial Bank
of Commerce, 4.857%,
03/30/2029 63,041
0.0
197,000
(3)
Capital One Financial
Corp., 1.878%,
11/02/2027 193,337
0.1
125,000
(3)
Capital One Financial
Corp., 5.468%,
02/01/2029 128,453
0.0
185,000
(3)
Capital One Financial
Corp., 5.700%,
02/01/2030 192,524
0.1
126,000  Charles Schwab Corp.,
5.875%,
08/24/2026 127,412
0.0
194,000
(3)
Charles Schwab Corp.,
6.196%,
11/17/2029 205,265
0.1
85,000
(3)
Citigroup, Inc., 2.572%,
06/03/2031 78,788
0.0
16,000
(3)
Citigroup, Inc., 4.786%,
03/04/2029 16,231
0.0
452,000  CME Group, Inc.,
4.400%,
03/15/2030 458,724
0.1
192,000
(2)
CNO Global Funding,
4.375%,
09/08/2028 192,435
0.1
1,072,000  Cooperatieve
Rabobank UA, 4.800%,
01/09/2029 1,097,883
0.3
191,000  Corebridge Financial,
Inc., 3.650%,
04/05/2027 189,889
0.1
128,000
(2)
Corebridge Global
Funding, 4.250%,
08/21/2028 128,402
0.0
961,000
(2)(3)
Credit Agricole SA,
5.335%,
01/10/2030 990,437
0.3
556,000
(2)(3)
Danske Bank A/S,
4.298%,
04/01/2028 557,293
0.1
329,000
(2)(3)
Danske Bank A/S,
4.613%,
10/02/2030 331,877
0.1
714,000
(3)
Deutsche Bank AG/
New York NY, 2.311%,
11/16/2027 702,602
0.2
487,000
(2)
Federation des Caisses
Desjardins du Quebec,
5.250%,
04/26/2029 504,345
0.1
597,000  Fifth Third Bank NA,
3.850%,
03/15/2026 596,583
0.2
209,000
(3)
Goldman Sachs Bank
USA/New York NY,
5.283%,
03/18/2027 209,532
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
518,000
(3)
Goldman Sachs
Group, Inc., 1.431%,
03/09/2027 $ 515,382
0.1
460,000
(3)
Goldman Sachs
Group, Inc., 1.948%,
10/21/2027 452,325
0.1
401,000
(3)
Goldman Sachs
Group, Inc., 5.049%,
07/23/2030 410,961
0.1
130,000
(3)
Goldman Sachs
Group, Inc., 5.727%,
04/25/2030 135,842
0.0
4,000
(3)
Goldman Sachs
Group, Inc., 6.484%,
10/24/2029 4,244
0.0
324,000  Hanover Insurance
Group, Inc., 4.500%,
04/15/2026 324,073
0.1
869,000
(1)(3)
HSBC Holdings PLC,
4.899%,
03/03/2029 881,821
0.2
736,000
(3)
ING Groep NV, 4.017%,
03/28/2028 736,307
0.2
309,000
(3)
ING Groep NV, 6.083%,
09/11/2027 313,176
0.1
272,000  Intercontinental
Exchange, Inc.,
3.625%,
09/01/2028 269,845
0.1
2,170,000  Intercontinental
Exchange, Inc.,
3.950%,
12/01/2028 2,176,242
0.6
800,000
(2)
Iron Mountain, Inc.,
5.250%,
03/15/2028 804,672
0.2
475,000
(2)
Jackson National
Life Global Funding,
4.550%,
09/09/2030 473,541
0.1
197,000
(3)
JPMorgan Chase & Co.,
1.470%,
09/22/2027 193,446
0.1
519,000
(3)
JPMorgan Chase & Co.,
1.578%,
04/22/2027 515,156
0.1
80,000
(3)
JPMorgan Chase & Co.,
2.069%,
06/01/2029 76,457
0.0
131,000
(3)
JPMorgan Chase & Co.,
2.947%,
02/24/2028 129,451
0.0
130,000
(3)
JPMorgan Chase & Co.,
3.509%,
01/23/2029 128,843
0.0
119,000
(3)
JPMorgan Chase & Co.,
3.960%,
01/29/2027 118,981
0.0
45,000
(3)
JPMorgan Chase & Co.,
4.452%,
12/05/2029 45,473
0.0
314,000
(3)
JPMorgan Chase & Co.,
4.505%,
10/22/2028 317,124
0.1
125,000
(3)
JPMorgan Chase & Co.,
4.603%,
10/22/2030 126,785
0.0
190,000
(3)
JPMorgan Chase & Co.,
4.995%,
07/22/2030 195,095
0.1
62,000
(3)
JPMorgan Chase & Co.,
5.012%,
01/23/2030 63,577
0.0
126,000
(3)
JPMorgan Chase & Co.,
5.040%,
01/23/2028 127,340
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
246,000
(3)
JPMorgan Chase & Co.,
5.571%,
04/22/2028 $ 250,962
0.1
255,000
(3)
JPMorgan Chase & Co.,
5.581%,
04/22/2030 266,104
0.1
123,000
(3)
JPMorgan Chase & Co.,
6.070%,
10/22/2027 124,967
0.0
253,000  KeyBank NA/
Cleveland OH, 4.390%,
12/14/2027 254,429
0.1
259,000
(2)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.250%,
02/01/2027 257,441
0.1
707,000
(3)
Lloyds Banking
Group PLC, 3.574%,
11/07/2028 701,697
0.2
127,000
(2)
LPL Holdings, Inc.,
4.625%,
11/15/2027 127,019
0.0
232,000
(2)
Lseg US Fin Corp.,
4.875%,
03/28/2027 234,630
0.1
806,000
(2)
LSEGA Financing PLC,
1.375%,
04/06/2026 800,639
0.2
500,000  Marsh & McLennan
Cos., Inc., 4.550%,
11/08/2027 506,252
0.1
618,000  Mastercard, Inc.,
4.550%,
03/15/2028 628,758
0.2
717,000
(1)(2)
Met Tower Global
Funding, 4.850%,
01/16/2027 723,606
0.2
1,500,000
(2)(3)
MF1 Multi-Family
Housing Mortgage Loan
Trust 2024-FL15 A,
5.422%, (TSFR1M +
1.688%),
08/18/2041 1,503,943
0.4
508,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 1.538%,
07/20/2027 500,980
0.1
777,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 5.197%,
01/16/2031 802,473
0.2
421,000
(3)
Mizuho Financial
Group, Inc., 5.376%,
05/26/2030 435,677
0.1
369,000
(3)
Mizuho Financial
Group, Inc., 5.382%,
07/10/2030 381,690
0.1
325,000
(3)
Morgan Stanley,
1.593%,
05/04/2027 322,200
0.1
267,000
(3)
Morgan Stanley,
2.475%,
01/21/2028 262,713
0.1
454,000
(3)
Morgan Stanley,
4.994%,
04/12/2029 463,043
0.1
133,000
(3)
Morgan Stanley,
5.042%,
07/19/2030 136,401
0.0
20,000
(3)
Morgan Stanley,
5.173%,
01/16/2030 20,544
0.0
62,000
(3)
Morgan Stanley,
5.230%,
01/15/2031 63,966
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
16,000
(3)
Morgan Stanley,
5.664%,
04/17/2036 $ 16,805
0.0
40,000
(3)
Morgan Stanley,
6.296%,
10/18/2028 41,570
0.0
525,000
(3)
Morgan Stanley, GMTN,
1.512%,
07/20/2027 517,615
0.1
175,000  Morgan Stanley, MTN,
3.125%,
07/27/2026 174,240
0.0
105,000
(3)
Morgan Stanley, MTN,
5.164%,
04/20/2029 107,401
0.0
1,261,000
(3)
Morgan Stanley I,
4.133%,
10/18/2029 1,260,759
0.3
18,000
(3)
Morgan Stanley I,
4.892%,
10/22/2036 17,848
0.0
533,000  Morgan Stanley
Bank NA, 4.754%,
04/21/2026 534,037
0.1
250,000
(2)
National Securities
Clearing Corp., 4.700%,
05/20/2030 255,758
0.1
806,000
(2)
National Securities
Clearing Corp., 5.000%,
05/30/2028 825,344
0.2
532,000
(2)
Nationwide Building
Society, 1.500%,
10/13/2026 522,276
0.1
419,000
(3)
NatWest Group PLC,
5.583%,
03/01/2028 426,576
0.1
395,000
(2)
NatWest Markets PLC,
5.410%,
05/17/2029 409,953
0.1
760,000  Navient Corp., 5.000%,
03/15/2027 762,150
0.2
800,000  OneMain Finance
Corp., 3.500%,
01/15/2027 792,736
0.2
394,000
(2)
Pacific Life Global
Funding II, 1.375%,
04/14/2026 391,194
0.1
760,000
(2)
Park Intermediate
Holdings LLC / PK
Domestic Property LLC
/ PK Finance Co-Issuer,
5.875%,
10/01/2028 761,109
0.2
800,000
(2)
PRA Group, Inc.,
8.375%,
02/01/2028 820,409
0.2
249,000
(2)
Principal Life Global
Funding II, 5.100%,
01/25/2029 255,094
0.1
186,000  Prologis L.P., 4.875%,
06/15/2028 190,587
0.1
148,000
(2)
Prologis Targeted US
Logistics Fund L.P.,
5.250%,
04/01/2029 152,550
0.0
192,000
(2)
RGA Global Funding,
4.350%,
08/25/2028 192,874
0.1
217,000
(3)
Royal Bank of Canada,
4.498%,
08/06/2029 219,205
0.1
457,000  Royal Bank of Canada,
GMTN, 1.150%,
07/14/2026 450,631
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
250,000
(3)
Royal Bank of Canada,
GMTN, 4.522%,
10/18/2028 $ 252,625
0.1
187,000
(3)
Royal Bank of Canada,
GMTN, 4.715%,
03/27/2028 188,625
0.0
332,000  Royal Bank of Canada,
GMTN, 4.950%,
02/01/2029 340,913
0.1
160,000
(3)
Royal Bank of Canada,
GMTN, 4.969%,
08/02/2030 164,023
0.0
190,000  Royal Bank of Canada,
GMTN, 5.200%,
07/20/2026 191,375
0.1
294,000
(2)
Skandinaviska Enskilda
Banken AB, 4.375%,
06/02/2028 297,016
0.1
799,000
(3)
State Street Corp.,
3.031%,
11/01/2034 754,790
0.2
127,000
(3)
State Street Corp.,
4.530%,
02/20/2029 128,651
0.0
253,000  State Street Corp.,
4.536%,
02/28/2028 257,057
0.1
199,000
(3)
State Street Corp.,
4.543%,
04/24/2028 200,723
0.1
168,000  State Street Corp.,
4.729%,
02/28/2030 172,126
0.0
357,000  Sumitomo Mitsui
Financial Group, Inc.,
3.040%,
07/16/2029 343,129
0.1
230,000  Sumitomo Mitsui
Financial Group, Inc.,
5.716%,
09/14/2028 239,625
0.1
1,000,000
(2)
Sumitomo Mitsui Trust
Bank Ltd., 5.200%,
03/07/2027 1,014,522
0.3
241,000
(2)
Sumitomo Mitsui Trust
Bank Ltd., 5.650%,
09/14/2026 243,834
0.1
124,000  Toronto-Dominion
Bank, GMTN, 4.980%,
04/05/2027 125,640
0.0
859,000  Toronto-Dominion
Bank, MTN, 5.532%,
07/17/2026 866,204
0.2
260,000
(3)
Truist Bank, 4.136%,
10/23/2029 259,840
0.1
130,000
(3)
Truist Financial
Corp., MTN, 1.267%,
03/02/2027 129,362
0.0
136,000
(3)
Truist Financial
Corp., MTN, 1.887%,
06/07/2029 129,236
0.0
421,000
(3)
Truist Financial
Corp., MTN, 5.435%,
01/24/2030 435,936
0.1
725,000
(2)(3)
UBS Group AG,
4.194%,
04/01/2031 718,341
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
248,000
(2)(3)
UBS Group AG,
5.428%,
02/08/2030 $ 256,570
0.1
261,000
(3)
US Bancorp, 5.046%,
02/12/2031 268,180
0.1
762,000
(2)
USAA Capital Corp.,
4.375%,
06/01/2028 771,534
0.2
153,000
(3)
Wells Fargo & Co.,
4.970%,
04/23/2029 155,873
0.0
601,000
(3)
Wells Fargo & Co.,
MTN, 2.879%,
10/30/2030 571,925
0.2
255,000
(3)
Wells Fargo & Co.,
MTN, 3.526%,
03/24/2028 253,389
0.1
257,000
(3)
Wells Fargo & Co.,
MTN, 3.584%,
05/22/2028 255,391
0.1
123,000
(3)
Wells Fargo & Co.,
MTN, 5.574%,
07/25/2029 127,470
0.0
574,000  Wells Fargo Bank NA,
5.450%,
08/07/2026 578,855
0.2
664,000  Welltower OP LLC,
4.500%,
07/01/2030 671,701
0.2
276,000
(2)
Westpac New
Zealand Ltd., 5.132%,
02/26/2027 279,795
0.1
60,575,407
16.0
Industrial : 3.7%
123,000  3M Co., 4.800%,
03/15/2030 125,883
0.0
601,000  AGCO Corp., 5.450%,
03/21/2027 609,441
0.2
62,000  Amcor Flexibles North
America, Inc., 4.800%,
03/17/2028 62,911
0.0
123,000  Amcor Flexibles North
America, Inc., 5.100%,
03/17/2030 126,330
0.0
2,170,000  Amphenol Corp.,
3.900%,
11/15/2028 2,168,201
0.6
126,000  Amphenol Corp.,
4.375%,
06/12/2028 127,211
0.0
325,000
(2)
BAE Systems PLC,
5.125%,
03/26/2029 334,505
0.1
800,000
(2)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 798,460
0.2
435,000  Caterpillar Financial
Services Corp., 4.400%,
03/03/2028 440,123
0.1
186,000  Caterpillar Financial
Services Corp., 4.800%,
01/08/2030 192,315
0.1
755,000
(2)
Clydesdale Acquisition
Holdings, Inc., 6.625%,
04/15/2029 770,798
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
307,000  CNH Industrial
Capital LLC, 5.100%,
04/20/2029 $ 313,824
0.1
800,000
(2)
Energizer Holdings,
Inc., 4.375%,
03/31/2029 765,289
0.2
191,000  FedEx Corp., 3.250%,
04/01/2026 190,609
0.1
308,000  GATX Corp., 5.400%,
03/15/2027 312,507
0.1
62,000  HEICO Corp., 5.250%,
08/01/2028 63,752
0.0
950,000
(2)
Imola Merger Corp.,
4.750%,
05/15/2029 938,467
0.2
250,000  Ingersoll Rand, Inc.,
5.197%,
06/15/2027 254,111
0.1
61,000  JB Hunt Transport
Services, Inc., 4.900%,
03/15/2030 62,345
0.0
65,000  John Deere Capital
Corp., MTN, 2.350%,
03/08/2027 63,973
0.0
441,000  John Deere Capital
Corp. I, 4.250%,
06/05/2028 446,187
0.1
190,000  L3Harris Technologies,
Inc., 4.400%,
06/15/2028 191,512
0.1
64,000  Lockheed Martin Corp.,
4.150%,
08/15/2028 64,436
0.0
556,000  Lockheed Martin Corp.,
4.400%,
08/15/2030 561,551
0.2
125,000
(2)
Molex Electronic
Technologies LLC,
4.750%,
04/30/2028 126,493
0.0
229,000  Northrop Grumman
Corp., 4.650%,
07/15/2030 233,171
0.1
126,000
(2)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
01/12/2027 127,475
0.0
366,000
(2)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
03/30/2029 377,038
0.1
305,000
(2)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 6.050%,
08/01/2028 318,128
0.1
271,000  Ryder System, Inc.,
GMTN, 4.950%,
09/01/2029 277,436
0.1
123,000  Ryder System,
Inc., MTN, 5.250%,
06/01/2028 126,392
0.0
182,000  Ryder System,
Inc., MTN, 5.375%,
03/15/2029 188,591
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
101,000  Ryder System,
Inc., MTN, 5.500%,
06/01/2029 $ 105,285
0.0
800,000
(2)
Smyrna Ready Mix
Concrete LLC, 6.000%,
11/01/2028 804,314
0.2
120,000  Stanley Black &
Decker, Inc., 6.000%,
03/06/2028 124,476
0.0
730,000
(2)
TransDigm, Inc.,
6.375%,
03/01/2029 753,739
0.2
248,000  Veralto Corp., 5.500%,
09/18/2026 250,181
0.1
63,000  Waste Management,
Inc., 4.950%,
07/03/2027 64,087
0.0
13,861,547
3.7
Technology : 3.9%
312,000  Advanced Micro
Devices, Inc., 4.319%,
03/24/2028 315,359
0.1
126,000  Analog Devices, Inc.,
4.250%,
06/15/2028 127,065
0.0
731,000  Broadcom, Inc.,
3.459%,
09/15/2026 729,130
0.2
895,000
(2)
Broadcom, Inc.,
4.000%,
04/15/2029 891,481
0.2
1,464,000  Broadcom, Inc.,
4.150%,
02/15/2028 1,469,658
0.4
368,000  Broadcom, Inc.,
4.800%,
04/15/2028 374,921
0.1
125,000  Cadence Design
Systems, Inc., 4.200%,
09/10/2027 125,775
0.0
945,000
(2)
Cloud Software
Group, Inc., 6.500%,
03/31/2029 957,992
0.2
1,125,000  Dell International LLC
/ EMC Corp., 4.150%,
02/15/2029 1,124,111
0.3
355,000  Dell International LLC
/ EMC Corp., 4.500%,
02/15/2031 354,748
0.1
248,000  Dell International LLC
/ EMC Corp., 4.750%,
04/01/2028 251,573
0.1
332,000  Dell International LLC
/ EMC Corp., 5.000%,
04/01/2030 340,345
0.1
1,244,000  Fidelity National
Information Services,
Inc., 1.150%,
03/01/2026 1,238,051
0.3
124,000  Fiserv, Inc., 5.150%,
03/15/2027 125,354
0.0
685,000  Fiserv, Inc., 5.450%,
03/02/2028 701,762
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
656,000  Hewlett Packard
Enterprise Co., 4.550%,
10/15/2029 $ 659,947
0.2
702,000  IBM International
Capital Pte Ltd.,
4.600%,
02/05/2029 713,460
0.2
643,000  Oracle Corp., 1.650%,
03/25/2026 639,000
0.2
633,000  Oracle Corp., 2.650%,
07/15/2026 627,928
0.2
251,000  Oracle Corp., 4.800%,
08/03/2028 252,297
0.1
128,000  Roper Technologies,
Inc., 4.250%,
09/15/2028 128,482
0.0
248,000  Synopsys, Inc., 4.650%,
04/01/2028 251,489
0.1
157,000  Synopsys, Inc., 4.850%,
04/01/2030 160,399
0.0
1,352,000  VMware LLC, 3.900%,
08/21/2027 1,353,388
0.4
421,000  VMware, Inc., 1.400%,
08/15/2026 414,888
0.1
290,000  Workday, Inc., 3.500%,
04/01/2027 288,420
0.1
14,617,023
3.9
Utilities : 4.2%
399,000  AES Corp., 1.375%,
01/15/2026 398,545
0.1
619,000  AES Corp., 5.450%,
06/01/2028 633,566
0.2
193,000  Alabama Power Co.,
3.750%,
09/01/2027 193,263
0.1
124,000  Ameren Corp., 5.700%,
12/01/2026 125,733
0.0
446,000  Ameren Illinois Co.,
3.800%,
05/15/2028 445,130
0.1
637,000  American Electric
Power Co., Inc.,
5.200%,
01/15/2029 656,767
0.2
187,000
(2)
Capital Power US
Holdings, Inc., 5.257%,
06/01/2028 190,816
0.0
184,000  CenterPoint Energy
Houston Electric LLC,
4.800%,
03/15/2030 188,514
0.0
63,000  Connecticut Light and
Power Co., 4.650%,
01/01/2029 64,251
0.0
357,000  Consumers Energy Co.,
4.500%,
01/15/2031 361,367
0.1
62,000  Consumers Energy Co.,
4.900%,
02/15/2029 63,639
0.0
166,000  DTE Electric Co.,
4.250%,
05/14/2027 167,229
0.0
188,000  DTE Energy Co.,
5.100%,
03/01/2029 192,710
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
1,355,000
(2)
Enel Finance
International NV,
4.125%,
09/30/2028 $ 1,352,989
0.4
196,000  Eversource Energy,
2.900%,
03/01/2027 193,382
0.1
316,000  Eversource Energy,
4.750%,
05/15/2026 316,839
0.1
142,000  Exelon Corp., 5.150%,
03/15/2029 146,052
0.0
585,000  Georgia Power Co.,
4.000%,
10/01/2028 588,450
0.2
189,000  Georgia Power Co.,
5.004%,
02/23/2027 191,533
0.0
449,000
(2)
Jersey Central Power
& Light Co., 4.150%,
01/15/2029 448,377
0.1
320,000
(2)
Liberty Utilities Co.,
5.577%,
01/31/2029 330,680
0.1
188,000  National Rural Utilities
Cooperative Finance
Corp., 4.120%,
09/16/2027 188,991
0.0
309,000  National Rural Utilities
Cooperative Finance
Corp., 5.150%,
06/15/2029 319,883
0.1
156,000  National Rural Utilities
Cooperative Finance
Corp., MTN, 5.600%,
11/13/2026 158,172
0.0
128,000  National Rural Utilities
Cooperative Finance
Corp. D, 4.150%,
08/25/2028 128,712
0.0
184,000
(2)
New York State Electric
& Gas Corp., 5.650%,
08/15/2028 191,623
0.0
132,000  NextEra Energy Capital
Holdings, Inc., 1.875%,
01/15/2027 129,266
0.0
136,000  NextEra Energy Capital
Holdings, Inc., 1.900%,
06/15/2028 129,645
0.0
253,000  NextEra Energy Capital
Holdings, Inc., 4.625%,
07/15/2027 255,868
0.1
126,000  NextEra Energy Capital
Holdings, Inc., 4.900%,
02/28/2028 128,383
0.0
788,000  NextEra Energy Capital
Holdings, Inc., 5.050%,
03/15/2030 813,310
0.2
535,000
(2)
Niagara Mohawk
Power Corp., 1.960%,
06/27/2030 484,523
0.1
795,000
(2)
NRG Energy, Inc.,
3.375%,
02/15/2029 761,117
0.2
632,000  ONE Gas, Inc., 5.100%,
04/01/2029 650,695
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
434,596  PG&E Wildfire
Recovery Funding
LLC A-1, 3.594%,
06/01/2032 $ 430,450
0.1
310,000  Pinnacle West Capital
Corp., 5.150%,
05/15/2030 319,567
0.1
244,000  Public Service
Enterprise Group, Inc.,
5.850%,
11/15/2027 251,804
0.1
220,000  Sempra Energy,
5.400%,
08/01/2026 221,449
0.1
1,252,000  Sierra Pacific
Power Co., 2.600%,
05/01/2026 1,246,152
0.3
238,000  Southern Co., 5.500%,
03/15/2029 247,105
0.1
283,000  Southern Co. Gas
Capital Corp., 3.250%,
06/15/2026 282,055
0.1
375,000  Southern Power Co. A,
4.250%,
10/01/2030 374,182
0.1
570,000
(2)
Vistra Operations
Co. LLC, 5.050%,
12/30/2026 574,360
0.2
204,000  WEC Energy Group,
Inc., 2.200%,
12/15/2028 193,833
0.1
295,000  WEC Energy Group,
Inc., 4.750%,
01/09/2026 295,034
0.1
71,000  WEC Energy Group,
Inc., 5.150%,
10/01/2027 72,445
0.0
16,098,456
4.2
Total Corporate Bonds/
Notes
(Cost $180,597,217)
182,650,049
48.3
ASSET-BACKED SECURITIES : 17.3%
Automobile Asset-Backed Securities : 6.3%
1,450,000
(2)
American Heritage
Auto Receivables Trust
2024-1A A3, 4.900%,
09/17/2029 1,465,485
0.4
228,166  Americredit Automobile
Receivables Trust
2023-1 A3, 5.620%,
11/18/2027 228,846
0.1
2,850,000  BMW Vehicle Lease
Trust 2024-1 A4,
5.000%,
06/25/2027 2,866,948
0.8
300,000  CarMax Auto Owner
Trust 2022-1 B,
1.950%,
09/15/2027 298,464
0.1
1,131,925
(2)
Chase Auto Owner
Trust 2023-AA A3,
5.680%,
01/25/2029 1,144,062
0.3

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Automobile Asset-Backed Securities: (continued)
850,000  Drive Auto Receivables
Trust 2024-2 A3,
4.500%,
09/15/2028 $ 851,180
0.2
1,060,907  Exeter Automobile
Receivables Trust
2025-4A A2, 4.530%,
03/15/2028 1,062,531
0.3
1,000,000  Exeter Automobile
Receivables Trust
2025-4A A3, 4.390%,
09/17/2029 1,004,728
0.3
1,250,000  Exeter Automobile
Receivables Trust
2025-5A A2, 4.380%,
06/15/2028 1,251,333
0.3
1,250,000
(2)
First Investors Auto
Owner Trust 2025-1A
A2, 4.310%,
12/15/2028 1,251,994
0.3
1,700,000
(2)
GLS Auto Receivables
Issuer Trust 2025-1A
A3, 4.770%,
09/15/2028 1,706,703
0.4
400,000  GM Financial Consumer
Automobile Receivables
Trust 2022-4 B,
5.500%,
08/16/2028 403,755
0.1
1,750,000  GM Financial Consumer
Automobile Receivables
Trust 2023-3 A4,
5.340%,
12/18/2028 1,779,890
0.5
1,900,000  Honda Auto
Receivables Owner
Trust 2025-4 A2A,
4.040%,
06/15/2028 1,903,894
0.5
1,200,000
(2)
PenFed Auto
Receivables Owner
Trust 2024-A A3,
4.700%,
06/15/2029 1,205,629
0.3
1,250,000
(2)
Porsche Financial Auto
Securitization Trust
2023-1A A4, 4.720%,
06/23/2031 1,258,285
0.3
1,100,000
(2)
Porsche Innovative
Lease Owner Trust
2024-1A A4, 4.660%,
02/20/2030 1,109,389
0.3
1,184,689  Santander Drive Auto
Receivables Trust
2024-4 A3, 4.850%,
01/16/2029 1,187,890
0.3
950,000
(2)
SCCU Auto Receivables
Trust 2024-1A A3,
5.110%,
06/15/2029 956,653
0.2
1,150,000
(2)
Tesla Auto Lease Trust
2024-B A3, 4.820%,
10/20/2027 1,154,924
0.3
24,092,583
6.3
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities : 9.4%
875,209
(2)(3)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL4
A, 5.215%, (TSFR1M +
1.464%),
11/15/2036 $ 875,285
0.2
199,590
(2)(3)
Bain Capital Credit CLO
2018-2A A1R, 4.964%,
(TSFR3M + 1.080%),
07/19/2031 199,687
0.0
1,370,000
(2)(3)
Bain Capital Credit CLO
Ltd. 2020-5A ARR,
5.034%, (TSFR3M +
1.150%),
04/20/2034 1,371,640
0.4
1,500,000
(2)(3)
Ballyrock CLO 22
Ltd. 2024-22A A1A,
5.445%, (TSFR3M +
1.540%),
04/15/2037 1,504,110
0.4
2,750,000
(2)(3)
Barings CLO Ltd.
2024-1A A, 5.514%,
(TSFR3M + 1.630%),
01/20/2037 2,753,836
0.7
1,000,000
(2)(3)
Benefit Street Partners
CLO XXI Ltd. 2020-
21A A1R2, 5.163%,
(TSFR3M + 1.240%),
01/15/2039 997,726
0.3
600,000
(2)(3)
Birch Grove CLO 10
Ltd. 2024-10A A,
5.247%, (TSFR3M +
1.390%),
01/22/2038 601,754
0.2
2,500,000
(2)(3)
BlueMountain CLO
XXXII Ltd. 2021-32A
AR, 5.005%, (TSFR3M
+ 1.100%),
10/15/2034 2,498,378
0.7
600,000
(2)(3)
Carlyle US CLO
Ltd. 2017-3A A1R2,
5.270%, (TSFR3M +
1.400%),
10/21/2037 601,755
0.2
800,000
(2)(3)
Carlyle US CLO Ltd.
2021-4A A2, 5.546%,
(TSFR3M + 1.662%),
04/20/2034 800,515
0.2
1,650,000
(2)(3)
CBAM Ltd. 2017-1A
AR2, 5.274%, (TSFR3M
+ 1.390%),
01/20/2038 1,656,250
0.4
250,000
(2)(3)
CIFC Funding Ltd.
2019-6A A2R, 5.594%,
(TSFR3M + 1.700%),
07/16/2037 250,279
0.1
1,388,743
(2)
DLLAA LLC 2023-1A
A3, 5.640%,
02/22/2028 1,403,991
0.4
1,450,000
(2)(3)
Empower CLO Ltd.
2022-1A A1R, 5.274%,
(TSFR3M + 1.390%),
10/20/2037 1,453,931
0.4
1,950,000
(2)(3)
Empower CLO Ltd.
2025-1A A, 5.194%,
(TSFR3M + 1.310%),
07/20/2038 1,949,903
0.5

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,500,000
(2)
GreatAmerica Leasing
Receivables Funding
LLC 2025-2 A2,
4.220%,
05/15/2028 $ 1,505,872
0.4
170,053
(2)(3)
HGI CRE CLO Ltd.
2022-FL3 A, 5.674%,
(SOFR30A + 1.700%),
04/20/2037 170,093
0.0
450,000
(2)(3)
Invesco US CLO Ltd.
2023-1A AR, 5.427%,
(TSFR3M + 1.570%),
04/22/2037 450,557
0.1
1,000,000  John Deere Owner
Trust 2025 2025-A A4,
4.420%,
02/17/2032 1,012,353
0.3
700,000
(2)
Kubota Credit Owner
Trust 2025-2A A4,
4.570%,
11/15/2030 712,590
0.2
1,500,000
(2)(3)
Magnetite XXXI
Ltd. 2021-31A A1R,
4.672%, (TSFR3M +
1.000%),
07/15/2034 1,500,375
0.4
1,200,000
(2)(3)
Oaktree CLO Ltd.
2022-2A A1R2,
5.275%, (TSFR3M +
1.370%),
10/15/2037 1,201,553
0.3
547,061
(2)(3)
OZLM XV Ltd. 2016-
15A A1R3, 4.934%,
(TSFR3M + 1.050%),
04/20/2033 547,333
0.1
1,850,000
(2)(3)
Palmer Square CLO
Ltd. 2018-1A A1R,
5.404%, (TSFR3M +
1.520%),
04/18/2037 1,855,378
0.5
950,000
(2)
PFS Financing Corp.
2023-C A, 5.520%,
10/15/2028 961,133
0.2
750,000
(2)(3)
Rad CLO 6 Ltd. 2019-
6A A1R, 5.274%,
(TSFR3M + 1.390%),
10/20/2037 753,205
0.2
2,100,000
(2)
SoFi Consumer Loan
Program Trust 2025-1
B, 5.120%,
02/27/2034 2,124,694
0.6
92,182
(2)(3)
Sound Point CLO XVIII
Ltd. 2017-4A A1,
5.266%, (TSFR3M +
1.382%),
01/21/2031 92,229
0.0
387,596
(2)(3)
Sound Point CLO XXV
Ltd. 2019-4A A1R,
5.138%, (TSFR3M +
1.280%),
04/25/2033 387,873
0.1
283,891
(2)(3)
TCI-Symphony CLO
Ltd. 2017-1A AR,
5.096%, (TSFR3M +
1.192%),
07/15/2030 283,930
0.1
667,330
(2)(3)
Venture 37 CLO Ltd.
2019-37A A1RR,
5.155%, (TSFR3M +
1.250%),
07/15/2032 667,497
0.2
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
500,000
(2)
Volvo Financial
Equipment LLC Series
2024-1A A3, 4.290%,
10/16/2028 $ 502,331
0.1
500,000
(2)
Volvo Financial
Equipment LLC Series
2024-1A A4, 4.290%,
07/15/2031 504,061
0.1
1,050,000
(2)
Volvo Financial
Equipment LLC Series
2025-1A A3, 4.460%,
05/15/2029 1,059,333
0.3
300,000
(2)(3)
Wellman Park CLO Ltd.
2021-1A AR, 5.255%,
(TSFR3M + 1.350%),
07/15/2037 300,748
0.1
35,512,178
9.4
Student Loan Asset-Backed Securities : 1.6%
90,165
(2)
Navient Private
Education Refi Loan
Trust 2019-FA A2,
2.600%,
08/15/2068 87,312
0.0
29,145
(2)
Navient Private
Education Refi Loan
Trust 2020-GA A,
1.170%,
09/16/2069 27,522
0.0
57,280
(2)
Navient Private
Education Refi Loan
Trust 2021-A A,
0.840%,
05/15/2069 52,672
0.0
964,093
(2)
Navient Private
Education Refi Loan
Trust 2021-EA A,
0.970%,
12/16/2069 870,422
0.2
237,276
(2)
Navient Private
Education Refi Loan
Trust 2021-FA A,
1.110%,
02/18/2070 211,786
0.1
2,017,589
(2)
Navient Private
Education Refi Loan
Trust 2023-A A,
5.510%,
10/15/2071 2,076,506
0.6
1,489,661
(2)
SMB Private Education
Loan Trust 2025-
A A1A, 5.130%,
04/15/2054 1,513,384
0.4
267,623
(2)
SoFi Professional
Loan Program Trust
2021-B AFX, 1.140%,
02/15/2047 234,728
0.1
1,001,387
(2)
Sofi Proffesional
Loan Program Trust
2021-A AFX, 1.030%,
08/17/2043 888,049
0.2
5,962,381
1.6
Total Asset-Backed
Securities
(Cost $65,340,851)
65,567,142
17.3

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES : 13.7%
1,500,000
(2)(3)
ARDN Mortgage Trust
2025-ARCP A, 5.500%,
(TSFR1M + 1.750%),
06/15/2035 $ 1,504,879
0.4
632,129
(2)(3)
AREIT LLC 2023-CRE8
A, 5.847%, (TSFR1M +
2.112%),
08/17/2041 632,394
0.2
1,000,000
(2)(3)
AREIT Ltd. 2025-
CRE10 A, 5.347%,
(TSFR1M + 1.388%),
12/17/2029 999,743
0.3
1,000,000
(2)(3)
ARES1 2024-IND2 A,
5.193%, (TSFR1M +
1.443%),
10/15/2034 1,001,845
0.3
500,000
(2)
ARZ Trust 2024-BILT
A, 5.772%,
06/11/2039 514,480
0.1
1,625,000
(2)(3)
BAHA Trust 2024-MAR
A, 5.972%,
12/10/2041 1,684,026
0.4
2,000,000
(3)
BANK5 2024-5YR10
B, 6.140%,
10/15/2057 2,060,272
0.5
1,000,000
(2)(3)
BAY Mortgage Trust
2025-LIVN A, 5.550%,
(TSFR1M + 1.800%),
05/15/2035 1,002,427
0.3
1,500,000
(2)(3)
BHMS Commercial
Mortgage Trust 2025-
ATLS A, 5.600%,
(TSFR1M + 1.850%),
08/15/2042 1,508,493
0.4
1,000,000  BMO Mortgage Trust
2024-5C5 A3, 5.857%,
02/15/2057 1,045,214
0.3
1,250,000
(3)
BMO Mortgage Trust
2024-5C6 B, 6.086%,
09/15/2057 1,288,224
0.3
1,000,000
(2)(3)
BSPRT Issuer LLC
2025-FL12 A, 5.122%,
(TSFR1M + 1.386%),
01/17/2043 1,001,531
0.3
780,161
(2)(3)
BX Commercial
Mortgage Trust 2021-
ACNT B, 5.114%,
(TSFR1M + 1.364%),
11/15/2038 779,469
0.2
1,000,000
(2)(3)
BX Trust 2021-LGCY
A, 4.370%, (TSFR1M +
0.620%),
10/15/2036 998,077
0.3
845,329
(2)(3)
BX Trust 2021-RISE
B, 5.114%, (TSFR1M +
1.364%),
11/15/2036 845,080
0.2
887,680
(2)(3)
BX Trust 2025-LUNR
B, 5.600%, (TSFR1M +
1.850%),
06/15/2040 890,368
0.2
1,000,000
(2)(3)
BX Trust 2025-OMG
A, 5.101%, (TSFR1M +
1.350%),
10/15/2042 1,002,033
0.3
500,000
(2)(3)
BX Trust 2025-VOLT
B, 5.850%, (TSFR1M +
2.100%),
12/15/2044 502,637
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000
(2)(3)
CIP Commercial
Mortgage Trust 2025-
SBAY A, 5.150%,
(TSFR1M + 1.400%),
10/15/2037 $ 1,002,399
0.3
500,000
(2)(3)
COMM Mortgage Trust
2024-CBM A2, 5.867%,
12/10/2041 509,725
0.1
500,000
(2)(3)
COMM Mortgage Trust
2024-CBM B, 6.511%,
12/10/2041 512,396
0.1
1,000,000
(2)(3)
CSTL Commercial
Mortgage Trust 2024-
GATE B, 5.052%,
11/10/2041 1,003,626
0.3
1,250,000
(2)(3)
DBC Mortgage Trust
2025-DBC A, 5.101%,
(TSFR1M + 1.350%),
11/15/2042 1,252,752
0.3
2,000,000
(2)
DC Commercial
Mortgage Trust
2023-DC A, 6.314%,
09/12/2040 2,061,138
0.5
1,500,000
(2)
ELM Trust 2024-
ELM B15, 5.995%,
06/10/2039 1,508,810
0.4
1,000,000
(2)(3)
Extended Stay America
Trust 2025-ESH B,
5.350%, (TSFR1M +
1.600%),
10/15/2042 1,003,221
0.3
1,100,000
(2)(3)
FS Rialto Issuer LLC
2025-FL10 A, 5.116%,
(TSFR1M + 1.385%),
08/19/2042 1,099,877
0.3
1,000,000
(2)(3)
FS Trust 2024-HULA
B, 5.841%, (TSFR1M +
2.091%),
08/15/2039 1,003,819
0.3
43,782  Ginnie Mae 2017-
100 AB, 2.300%,
04/16/2052 42,299
0.0
19,496  Ginnie Mae 2017-86
AB, 2.300%,
11/16/2051 19,212
0.0
275  Ginnie Mae 2018-41 A,
2.400%,
09/16/2058 275
0.0
1,000,000
(2)(3)
GSAT Trust 2025-BMF
A, 5.250%, (TSFR1M +
1.500%),
07/15/2040 1,002,724
0.3
1,000,000
(2)
ICNQ Mortgage Trust
2024-MF A, 5.778%,
12/10/2034 1,033,029
0.3
1,334,000
(2)(3)
INTOWN Mortgage
Trust 2025-STAY C,
6.000%, (TSFR1M +
2.250%),
03/15/2042 1,338,371
0.3
1,000,000
(2)(3)
IP Mortgage Trust
2025-IP A, 5.250%,
06/10/2042 1,018,751
0.3
1,734,370  JPMCC Commercial
Mortgage Securities
Trust 2019-COR4 AS,
4.290%,
03/10/2052 1,657,716
0.4

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000
(2)(3)
KRE Commercial
Mortgage Trust 2025-
AIP4 A, 5.050%,
(TSFR1M + 1.300%),
03/15/2042 $ 1,000,013
0.3
1,500,000
(2)(3)
LoanCore 2025 Issuer
LLC 2025-CRE8 A,
5.121%, (TSFR1M +
1.385%),
08/17/2042 1,501,209
0.4
1,000,000
(2)(3)
MF1 LLC 2025-FL17
A, 5.054%, (TSFR1M +
1.320%),
02/18/2040 998,604
0.3
1,750,000
(2)(3)
NXPT Commercial
Mortgage Trust 2024-
STOR A, 4.312%,
11/05/2041 1,738,067
0.4
1,000,000
(2)(3)
PRM Trust 2025-PRM6
A, 4.480%,
07/05/2033 999,493
0.3
1,500,000
(2)(3)
PRM5 Trust 2025-
PRM5 A, 4.471%,
03/10/2033 1,500,219
0.4
1,000,000
(2)(3)
SMRT 2022-MINI F,
7.101%, (TSFR1M +
3.350%),
01/15/2039 986,161
0.2
1,678,958
(2)
THPT Mortgage Trust
2023-THL A, 6.994%,
12/10/2034 1,700,712
0.4
1,557,000  UBS Commercial
Mortgage Trust 2019-
C16 AS, 3.887%,
04/15/2052 1,486,875
0.4
1,000,000
(2)(3)
WCORE Commercial
Mortgage Trust 2024-
CORE B, 5.592%,
(TSFR1M + 1.842%),
11/15/2041 1,005,224
0.3
1,085,000  Wells Fargo
Commercial Mortgage
Trust 2016-LC25 A4,
3.640%,
12/15/2059 1,076,081
0.3
1,444,129
(3)
WFRBS Commercial
Mortgage Trust 2014-
C21 B, 4.213%,
08/15/2047 1,413,806
0.4
Total Commercial
Mortgage-Backed
Securities
(Cost $51,135,703)
51,737,796
13.7
COLLATERALIZED MORTGAGE OBLIGATIONS : 11.7%
975,713
(2)(3)
Chase Home Lending
Mortgage Trust Series
2025-12 A9B, 5.500%,
09/25/2056 977,778
0.3
496,057
(2)(3)
Fannie Mae Connecticut
Avenue Securities
2021-R01 1M2,
5.424%, (SOFR30A +
1.550%),
10/25/2041 498,162
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
53,628  Fannie Mae Interest
Strip 404 8, 3.000%,
05/25/2040 $ 49,807
0.0
99,893  Fannie Mae REMIC
Trust 2013-114 NA,
3.000%,
08/25/2032 99,177
0.0
375,797
(3)
Fannie Mae REMIC
Trust 2013-34 PF,
4.339%, (SOFR30A +
0.464%),
08/25/2042 373,203
0.1
3,614,072
(3)
Fannie Mae REMIC
Trust 2024-103 FH,
5.124%, (SOFR30A +
1.250%),
01/25/2055 3,631,866
1.0
742,279
(3)
Fannie Mae REMIC
Trust 2024-86 FA,
5.324%, (SOFR30A +
1.450%),
12/25/2054 749,102
0.2
617,715
(3)
Fannie Mae REMIC
Trust 2024-88 DF,
5.124%, (SOFR30A +
1.250%),
12/25/2054 620,738
0.2
2,982,899
(3)
Fannie Mae REMIC
Trust 2024-88 FD,
5.074%, (SOFR30A +
1.200%),
12/25/2054 2,994,003
0.8
46,764  Freddie Mac REMIC
Trust 2103 TE,
6.000%,
12/15/2028 47,809
0.0
553,349
(3)
Freddie Mac REMIC
Trust 3049 XF,
4.448%, (SOFR30A +
0.464%),
05/15/2033 549,467
0.1
2,721,211
(3)
Freddie Mac REMIC
Trust 3114 PF,
4.498%, (SOFR30A +
0.514%),
02/15/2036 2,701,829
0.7
3,921,785
(3)
Freddie Mac REMIC
Trust 3136 FA,
4.648%, (SOFR30A +
0.664%),
04/15/2036 3,911,567
1.0
792,793
(3)
Freddie Mac REMIC
Trust 3153 UF,
4.528%, (SOFR30A +
0.544%),
05/15/2036 788,109
0.2
309,304
(3)
Freddie Mac REMIC
Trust 3255 FA,
4.378%, (SOFR30A +
0.394%),
12/15/2036 305,622
0.1
17,447
(3)
Freddie Mac REMIC
Trust 3747 FA,
4.598%, (SOFR30A +
0.614%),
10/15/2040 17,340
0.0
361,928
(3)
Freddie Mac REMIC
Trust 4879 DF,
4.498%, (SOFR30A +
0.514%),
08/15/2034 359,643
0.1
1,412,874
(3)
Freddie Mac REMIC
Trust 5481 FA,
5.274%, (SOFR30A +
1.400%),
12/25/2054 1,424,212
0.4

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,591,397
(3)
Freddie Mac REMIC
Trust 5483 FD,
5.174%, (SOFR30A +
1.300%),
12/25/2054 $ 1,601,351
0.4
974,910
(3)
Freddie Mac REMIC
Trust 5499 FX,
5.274%, (SOFR30A +
1.400%),
02/25/2055 983,794
0.3
829,339
(3)
Freddie Mac REMIC
Trust 5502 BF,
5.524%, (SOFR30A +
1.650%),
02/25/2055 838,759
0.2
2,149,380
(3)
Freddie Mac REMIC
Trust 5507 FG,
5.274%, (SOFR30A +
1.400%),
02/25/2055 2,168,922
0.6
3,575,090
(3)
Freddie Mac REMIC
Trust 5583 FA,
5.124%, (SOFR30A +
1.250%),
10/25/2055 3,598,672
1.0
3,116,494
(3)
Freddie Mac Strips
406 F43, 4.674%,
(SOFR30A + 0.800%),
10/25/2053 3,121,859
0.8
2,627,668
(3)
Freddie Mac Strips
406 F44, 4.874%,
(SOFR30A + 1.000%),
10/25/2053 2,641,743
0.7
432,903
(3)
Ginnie Mae 2010-H11
FA, 5.030%, (TSFR1M
+ 1.114%),
06/20/2060 435,858
0.1
53,572
(3)
Ginnie Mae 2011-H03
FA, 4.614%, (TSFR1M
+ 0.614%),
01/20/2061 53,601
0.0
12,961
(3)
Ginnie Mae 2011-H05
FA, 4.614%, (TSFR1M
+ 0.614%),
12/20/2060 12,968
0.0
149,006
(3)
Ginnie Mae 2011-H05
FB, 4.614%, (TSFR1M
+ 0.614%),
12/20/2060 149,090
0.0
207,084
(3)
Ginnie Mae 2011-H06
FA, 4.564%, (TSFR1M
+ 0.564%),
02/20/2061 207,078
0.1
152,339
(3)
Ginnie Mae 2011-H07
FA, 4.614%, (TSFR1M
+ 0.614%),
02/20/2061 152,434
0.0
18,680
(3)
Ginnie Mae 2011-H08
FD, 4.614%, (TSFR1M
+ 0.614%),
02/20/2061 18,691
0.0
180,359
(3)
Ginnie Mae 2011-H08
FG, 4.594%, (TSFR1M
+ 0.594%),
03/20/2061 180,419
0.1
112,101
(3)
Ginnie Mae 2011-H09
AF, 4.614%, (TSFR1M
+ 0.614%),
03/20/2061 112,163
0.0
70,729
(3)
Ginnie Mae 2012-H18
NA, 4.634%, (TSFR1M
+ 0.634%),
08/20/2062 70,756
0.0
159,783
(3)
Ginnie Mae 2012-H23
WA, 4.634%, (TSFR1M
+ 0.634%),
10/20/2062 159,936
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
191,797  Ginnie Mae 2014-3 EP,
2.750%,
02/16/2043 $ 185,737
0.1
147,604
(3)
Ginnie Mae 2014-53
JM, 6.945%,
04/20/2039 157,348
0.0
928,015
(3)
Ginnie Mae 2015-H32
FH, 4.774%, (TSFR1M
+ 0.774%),
12/20/2065 930,447
0.2
794,709
(3)
Ginnie Mae 2016-H16
FE, 5.161%, (TSFR12M
+ 1.095%),
06/20/2066 801,320
0.2
367,236
(3)
Ginnie Mae 2017-H06
FE, 4.664%, (TSFR1M
+ 0.664%),
02/20/2067 367,542
0.1
247,495
(3)
Ginnie Mae 2017-H07
FG, 4.574%, (TSFR1M
+ 0.574%),
02/20/2067 247,496
0.1
958,739  Ginnie Mae 2023-
86 DA, 5.500%,
08/20/2050 966,385
0.3
484,742
(3)
Ginnie Mae 2024-64
UF, 5.168%, (SOFR30A
+ 1.250%),
04/20/2054 487,113
0.1
1,030,570
(3)
Ginnie Mae 2025-9
FE, 5.168%, (SOFR30A
+ 1.250%),
01/20/2055 1,035,369
0.3
846,181
(2)(3)
JP Morgan Mortgage
Trust 2021-INV6 A5A,
2.500%,
04/25/2052 702,462
0.2
563,952
(2)(3)
PMT Loan Trust 2025-
INV8 A2, 5.500%,
07/25/2056 569,023
0.2
1,054,115  Seasoned Credit Risk
Transfer Trust Series
2018-2 MA, 3.500%,
11/25/2057 1,036,591
0.3
Total Collateralized
Mortgage Obligations
(Cost $43,752,876)
44,094,361
11.7
U.S. TREASURY OBLIGATIONS : 3.3%
United States Treasury Notes : 3.3%
6,898,300
3.375
%,
12/31/2027 6,884,961
1.8
20,000
3.500
%,
10/31/2027 20,006
0.0
2,439,100
3.500
%,
12/15/2028 2,436,337
0.6
1,417,200
3.625
%,
12/31/2030 1,410,502
0.4
1,842,900
3.875
%,
12/31/2032 1,834,981
0.5
21,100
4.000
%,
11/15/2035 20,798
0.0
12,607,585
3.3
Total U.S. Treasury
Obligations
(Cost $12,605,513)
12,607,585
3.3
U.S. GOVERNMENT AGENCY OBLIGATIONS : 0.1%
Federal Home Loan Mortgage Corporation : 0.1%
(4)
9,497
5.500
%,
01/01/2037 9,862
0.0
4,787
5.500
%,
10/01/2038 4,959
0.0
79,601
5.500
%,
11/01/2038 83,221
0.1
77,479
5.500
%,
02/01/2039 80,212
0.0
178,254
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities : 0.0%
6
5.000
%,
03/01/2027 $ 6
0.0
60,518
5.000
%,
05/01/2042 62,265
0.0
62,271
0.0
Total U.S. Government
Agency Obligations
(Cost $244,871)
240,525
0.1
Total Long-Term
Investments
(Cost $353,677,031)
356,897,458
94.4
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 5.9%
Commercial Paper : 4.5%
3,200,000  Concord Minutemen
Capital Co. LLC,
3.800
%,
01/16/2026 3,194,675
0.8
2,000,000  Dominion Energy, Inc.,
3.900
%,
01/20/2026 1,995,740
0.5
4,000,000  Duke Energy Corp.,
3.770
%,
01/05/2026 3,997,934
1.1
2,000,000
Equifax, Inc.,
3.880
%,
01/09/2026 1,998,088
0.5
4,000,000  Parker-Hannifin Corp.,
3.900
%,
01/28/2026 3,988,070
1.1
2,000,000  Waste Management,
Inc.,
3.890
%,
01/12/2026 1,997,446
0.5
Total Commercial Paper
(Cost $17,172,599)
17,171,953
4.5
Repurchase Agreements : 0.9%
111,000
(5)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
12/31/2025, 3.850%,
due 01/02/2026
(Repurchase Amount
$111,023, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.000%-
7.003%, Market
Value plus accrued
interest $113,220, due
12/01/30-11/20/75)
111,000
0.0
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,000,000
(5)
Citadel Securities
LLC, Repurchase
Agreement dated
12/31/2025, 3.940%,
due 01/02/2026
(Repurchase
Amount $1,000,216,
collateralized by various
U.S. Government
Securities, 0.000%-
5.250%, Market Value
plus accrued interest
$1,020,283, due
01/31/26-11/15/55)
$ 1,000,000
0.3
1,000,000
(5)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
12/31/2025, 3.820%,
due 01/02/2026
(Repurchase
Amount $1,000,209,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.125%-
6.500%, Market Value
plus accrued interest
$1,020,000, due
10/15/26-12/20/55)
1,000,000
0.3
199,554
(5)
Natwest Markets
Securities Inc.,
Repurchase
Agreement dated
12/31/2025, 3.840%,
due 01/02/2026
(Repurchase Amount
$199,596, collateralized
by various U.S.
Government Securities,
0.625%-4.875%, Market
Value plus accrued
interest $203,545, due
04/30/26-11/15/34)
199,554
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,000,000
(5)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
12/31/2025, 3.970%,
due 01/02/2026
(Repurchase
Amount $1,000,218,
collateralized by various
U.S. Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$1,016,884, due
04/15/28-02/15/55)
$ 1,000,000
0.3
Total Repurchase
Agreements
(Cost $3,310,554)
3,310,554
0.9
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.5%
1,997,000
(6)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.650%
(Cost $1,997,000) $ 1,997,000 0.5
Total Short-Term
Investments
(Cost $22,480,153)
22,479,507
5.9
Total Investments in
Securities
(Cost $376,157,184) $ 379,376,965 100.3
Liabilities in Excess of
Other Assets
(1,139,267) (0.3)
Net Assets $ 378,237,698 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Variable rate security. Rate shown is the rate in effect as of
December 31, 2025.
(4)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of December 31, 2025.
Reference Rate Abbreviations:
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
TSFR12M 12-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Short Duration Bond Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
December 31, 2025
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 182,650,049 $ — $ 182,650,049
Asset-Backed Securities — 65,567,142 — 65,567,142
Commercial Mortgage-Backed Securities — 51,737,796 — 51,737,796
Collateralized Mortgage Obligations — 44,094,361 — 44,094,361
U.S. Treasury Obligations — 12,607,585 — 12,607,585
U.S. Government Agency Obligations — 240,525 — 240,525
Short-Term Investments 1,997,000 20,482,507 — 22,479,507
Total Investments, at fair value $ 1,997,000 $ 377,379,965 $ — $ 379,376,965
Other Financial Instruments+
Futures 105,026 — — 105,026
Total Assets $ 2,102,026 $ 377,379,965 $ — $ 379,481,991
Liabilities Table
Other Financial Instruments+
Written Options $ — $ (2,108) $ — $ (2,108)
Total Liabilities $ — $ (2,108) $ — $ (2,108)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At December 31, 2025, the following futures contracts were outstanding for Voya Short Duration Bond Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
U.S. Treasury 2-Year Note 942 03/31/26 $ 196,679,297 $ 33,999
$ 196,679,297 $ 33,999
Short Contracts:
U.S. Treasury 5-Year Note (241) 03/31/26 (26,342,430) 39,498
U.S. Treasury 10-Year Note (27) 03/20/26 (3,035,812) 10,491
U.S. Treasury Long Bond (16) 03/20/26 (1,849,500) 14,716
U.S. Treasury Ultra 10-Year Note (17) 03/20/26 (1,955,266) 4,480
U.S. Treasury Ultra Long Bond (1) 03/20/26 (118,000) 1,842
$ (33,301,008) $ 71,027
At December 31, 2025, the following OTC written credit default swaptions were outstanding for Voya Short Duration Bond Fund:
Description Counterparty Reference Entity
Exercise
Rate
(Pay)/
Receive
Fixed
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Premiums
Received
Fair
Value
Put on 5-Year
Credit Default
Swap
Goldman Sachs
International
CDX North American
Index High Yield Series,
45, Version 2 105.00% 5.000 % Quarterly 01/21/26 USD 3,794,769 $ 31,535 $ (2,108)
$ 31,535 $ (2,108)
Currency Abbreviations:
USD
—
United States Dollar

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya Short Duration Bond Fund
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 3,471,967
Gross Unrealized Depreciation (252,186)
Net Unrealized Appreciation $ 3,219,781